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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |X|  is a restatement
                                   |  | adds new holding
                                        entries.

Pioneer Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

60 State Street                         Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-13329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Gerald H. Stanney, Jr.        Chief Compliance Officer            617-422-4972
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Gerald H. Stanney, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                             Boston, MA    November 24, 2010
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[ ] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number:                   Name:
-----------------------------------------------------------------------------
28-04037                        Pioneer Investment Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   $0
                                          (thousands)

List Of Other Included Managers:
NONE